UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2015 – May 31, 2015

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2015

Shares	Security Description	Value

Common Stock - 48.3%
Communications - 1.4%
32,600	Verizon Communications, Inc. (a)(b)	$1,611,744

Consumer Discretionary - 5.4%
51,300	Ford Motor Co. (a)(b)	778,221
16,600	Macy's, Inc. (a)(b)	1,111,370
11,200	McDonald's Corp. (a)(b)	1,074,416
14,800	The Home Depot, Inc. (a)(b)	1,649,016
8,500	The Walt Disney Co. (a)(b)	938,145
2,400	Time Warner Cable, Inc. (a)(b)	434,136
		5,985,304
Consumer Staples - 5.7%
7,300	CVS Health Corp. (a)(b)	747,374
11,400	Diageo PLC, ADR (a)(b)	1,264,944
18,200	Mondelez International, Inc., Class A (a)(b)	756,938
18,900	PepsiCo, Inc. (a)(b)	1,822,527
19,700	The Procter & Gamble Co. (a)(b)	1,544,283
2,700	Wal-Mart Stores, Inc. (a)(b)	200,529
		6,336,595
Energy - 4.4%
62,700	Chesapeake Energy Corp. (a)(b)	884,697
10,100	Chevron Corp. (a)(b)	1,040,300
11,900	Occidental Petroleum Corp. (a)(b)	930,461
5,500	Schlumberger, Ltd. (a)(b)	499,235
30,300	The Williams Cos., Inc. (a)(b)	1,548,330
		4,903,023
Financials - 8.2%
12,500	ACE, Ltd. (a)(b)	1,331,000
68,600	Bank of America Corp. (a)(b)	1,131,900
24,800	JPMorgan Chase & Co. (a)(b)	1,631,344
19,400	MetLife, Inc. (a)(b)	1,013,844
9,300	NorthStar Asset Management Group, Inc. (a)(b)	203,484
69,800	NorthStar Realty Finance Corp. REIT (a)(b)	1,266,172
32,700	The Blackstone Group LP (a)(b)	1,432,260
10,900	The Chubb Corp. (a)(b)	1,062,750
		9,072,754
Health Care - 8.8%
26,900	Abbott Laboratories (a)(b)	1,307,340
10,100	Amgen, Inc. (a)(b)	1,578,226
11,400	Cardinal Health, Inc. (a)(b)	1,005,138
16,100	Johnson & Johnson (a)(b)	1,612,254
20,125	Medtronic PLC (a)(b)	1,535,940
50,000	Pfizer, Inc. (a)(b)	1,737,500
8,100	UnitedHealth Group, Inc. (a)(b)	973,701
		9,750,099
Industrials - 8.4%
59,700	General Electric Co. (a)(b)	1,628,019
11,300	Honeywell International, Inc. (a)(b)	1,177,460
14,000	Raytheon Co. (a)(b)	1,445,640
10,600	The Boeing Co. (a)(b)	1,489,512
10,600	United Parcel Service, Inc., Class B (a)(b)	1,051,732

13,000	United Technologies Corp. (a)(b)	1,523,210
4,200	WW Grainger, Inc. (a)(b)	1,009,386
		9,324,959
Information Technology – 4.0%
2,100	Altera Corp. (a)	102,585
13,200	Cisco Systems, Inc. (a)(b)	386,892
59,600	EMC Corp. (a)(b)	1,569,864
40,200	Intel Corp. (a)(b)	1,385,292
14,000	QUALCOMM, Inc. (a)(b)	975,520
		4,420,153
Materials - 1.9%
15,000	E.I. du Pont de Nemours & Co. (a)(b)	1,065,150
20,600	International Paper Co. (a)(b)	1,067,698
		2,132,848
Utilities - 0.1%
2,700	Exelon Corp. (a)(b)	91,341

Total Common Stock (Cost $54,114,628)	53,628,820

Total Equity Securities (Cost $54,114,628)	53,628,820

Money Market Funds - 50.9%
56,551,883	Fidelity Institutional Cash Money Market Fund, 0.10% (c) (Cost $56,551,883)	56,551,883

Total Long Positions - 99.2% (Cost $110,666,511)*	$110,180,703

Total Written Options - (0.8)% (Premiums Received $(1,100,295))*	(900,057)

Other Assets & Liabilities, Net – 1.6%	1,818,894
Net Assets – 100.0%	$111,099,541

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.8)%
Call Options Written - (0.5)%
(27)	Abbott Laboratories	$50.00	06/15	$(675)
(118)	Abbott Laboratories	49.00	06/15	(7,080)
(53)	Abbott Laboratories	50.00	07/15	(3,286)
(39)	ACE, Ltd.	115.00	06/15	(39)
(16)	ACE, Ltd.	110.00	06/15	(360)
(46)	ACE, Ltd.	110.00	07/15	(2,645)
(21)	Altera Corp.	50.00	06/15	(4,263)
(16)	Amgen, Inc.	172.50	06/15	(16)
(24)	Amgen, Inc.	175.00	06/15	(120)
(16)	Amgen, Inc.	170.00	06/15	(384)
(21)	Amgen, Inc.	170.00	07/15	(1,995)
(79)	Bank of America Corp.	16.50	06/15	(1,580)
(266)	Bank of America Corp.	16.00	06/15	(15,428)
(72)	Bank of America Corp.	16.50	06/15	(2,088)
(148)	Bank of America Corp.	17.00	07/15	(3,700)
(18)	Cardinal Health, Inc.	95.00	06/15	(18)
(13)	Cardinal Health, Inc.	92.50	06/15	(163)
(16)	Cardinal Health, Inc.	87.50	06/15	(2,800)
(40)	Cardinal Health, Inc.	90.00	07/15	(4,400)
(39)	Chesapeake Energy Corp.	18.00	06/15	(78)
(80)	Chesapeake Energy Corp.	17.00	06/15	(320)
(132)	Chesapeake Energy Corp.	16.00	06/15	(1,188)
(27)	Chesapeake Energy Corp.	15.00	06/15	(648)
(26)	Chesapeake Energy Corp.	14.00	06/15	(1,599)
(106)	Chesapeake Energy Corp.	17.00	07/15	(1,166)
(53)	Chesapeake Energy Corp.	16.00	07/15	(1,219)
(27)	Chesapeake Energy Corp.	14.00	07/15	(2,295)
(16)	Chevron Corp.	112.00	06/15	(16)
(16)	Chevron Corp.	110.00	06/15	(160)
(19)	Chevron Corp.	111.00	06/15	(190)
(19)	Chevron Corp.	110.00	07/15	(627)
(53)	Cisco Systems, Inc.	29.50	07/15	(2,411)
(40)	Cisco Systems, Inc.	29.50	07/15	(2,080)
(39)	Cisco Systems, Inc.	30.00	07/15	(1,443)
(13)	CVS Health Corp.	102.00	06/15	(1,723)
(14)	CVS Health Corp.	102.00	06/15	(2,667)
(19)	CVS Health Corp.	105.00	07/15	(2,052)

(59)	Diageo PLC, ADR	115.00	06/15	(2,360)
(38)	Diageo PLC, ADR	115.00	07/15	(3,990)
(59)	E.I. du Pont de Nemours & Co.	75.00	06/15	(679)
(19)	E.I. du Pont de Nemours & Co.	72.50	06/15	(1,007)
(38)	E.I. du Pont de Nemours & Co.	72.50	07/15	(4,028)
(53)	EMC Corp.	27.50	06/15	(212)
(159)	EMC Corp.	28.00	06/15	(477)
(66)	EMC Corp.	27.50	06/15	(726)
(146)	EMC Corp.	28.00	07/15	(2,044)
(27)	Exelon Corp.	35.00	07/15	(1,215)
(132)	Ford Motor Co.	16.00	06/15	(528)
(40)	Ford Motor Co.	16.00	06/15	(200)
(81)	Ford Motor Co.	15.50	06/15	(1,296)
(80)	Ford Motor Co.	16.00	07/15	(880)
(59)	General Electric Co.	26.50	06/15	(5,280)
(70)	General Electric Co.	29.00	06/15	(210)
(27)	General Electric Co.	27.00	06/15	(1,431)
(84)	General Electric Co.	27.50	06/15	(2,646)
(53)	General Electric Co.	28.00	07/15	(954)
(132)	General Electric Co.	28.00	07/15	(4,422)
(66)	General Electric Co.	27.00	07/15	(5,148)
(71)	Honeywell International, Inc.	105.00	06/15	(8,200)
(27)	Honeywell International, Inc.	110.00	07/15	(1,472)
(59)	Intel Corp.	34.00	06/15	(4,956)
(56)	Intel Corp.	33.50	06/15	(6,748)
(158)	Intel Corp.	34.00	06/15	(14,694)
(27)	Intel Corp.	34.50	07/15	(2,106)
(80)	Intel Corp.	35.00	07/15	(7,280)
(33)	International Paper Co.	57.50	06/15	(33)
(40)	International Paper Co.	55.00	06/15	(680)
(19)	International Paper Co.	54.00	06/15	(969)
(32)	International Paper Co.	55.00	07/15	(1,264)
(13)	Johnson & Johnson	102.00	06/15	(234)
(19)	Johnson & Johnson	103.00	06/15	(751)
(32)	Johnson & Johnson	102.00	06/15	(2,432)
(21)	Johnson & Johnson	103.00	07/15	(1,218)
(38)	Johnson & Johnson	105.00	07/15	(1,520)
(27)	JPMorgan Chase & Co.	65.00	06/15	(3,429)
(71)	JPMorgan Chase & Co.	65.00	06/15	(10,330)
(47)	JPMorgan Chase & Co.	67.50	06/15	(2,115)
(38)	JPMorgan Chase & Co.	67.50	07/15	(3,097)
(41)	JPMorgan Chase & Co.	65.00	07/15	(8,282)
(40)	Macy's, Inc.	72.50	06/15	(480)
(16)	Macy's, Inc.	70.00	06/15	(576)
(53)	Macy's, Inc.	67.50	06/15	(5,247)
(40)	Macy's, Inc.	72.50	07/15	(1,520)
(16)	McDonald's Corp.	100.00	06/15	(688)
(18)	McDonald's Corp.	97.50	06/15	(1,854)
(46)	McDonald's Corp.	100.00	07/15	(5,336)
(20)	Medtronic PLC	79.00	06/15	(620)
(40)	Medtronic PLC	80.00	06/15	(1,040)
(27)	Medtronic PLC	79.00	06/15	(1,566)
(40)	Medtronic PLC	80.00	07/15	(2,280)
(27)	MetLife, Inc.	54.00	06/15	(378)
(64)	MetLife, Inc.	52.50	06/15	(4,704)
(21)	MetLife, Inc.	55.00	06/15	(315)
(52)	MetLife, Inc.	55.00	07/15	(1,898)
(44)	Mondelez International, Inc., Class A	40.00	06/15	(8,448)
(53)	Mondelez International, Inc., Class A	38.00	06/15	(18,550)
(27)	Mondelez International, Inc., Class A	37.00	06/15	(12,312)
(21)	Mondelez International, Inc., Class A	43.00	07/15	(1,407)
(19)	Mondelez International, Inc., Class A	40.00	07/15	(4,180)
(66)	NorthStar Asset Management Group, Inc.	22.50	06/15	(1,980)
(15)	NorthStar Asset Management Group, Inc.	20.00	06/15	(2,550)
(12)	NorthStar Asset Management Group, Inc.	22.50	07/15	(750)
(27)	NorthStar Realty Finance Corp. REIT	20.00	06/15	(27)
(318)	NorthStar Realty Finance Corp. REIT	19.00	06/15	(1,590)
(159)	NorthStar Realty Finance Corp. REIT	19.00	07/15	(2,385)
(16)	Occidental Petroleum Corp.	82.50	06/15	(352)
(21)	Occidental Petroleum Corp.	78.00	06/15	(2,856)
(32)	Occidental Petroleum Corp.	80.00	07/15	(4,000)

(27)	PepsiCo, Inc.	100.00	06/15	(864)
(21)	PepsiCo, Inc.	97.50	06/15	(1,827)
(79)	PepsiCo, Inc.	100.00	07/15	(6,478)
(27)	PepsiCo, Inc.	97.50	07/15	(4,239)
(121)	Pfizer, Inc.	35.00	06/15	(5,082)
(50)	Pfizer, Inc.	34.00	06/15	(4,950)
(40)	Pfizer, Inc.	34.50	06/15	(2,920)
(27)	Pfizer, Inc.	34.50	07/15	(2,281)
(27)	Pfizer, Inc.	35.00	07/15	(1,580)
(107)	Pfizer, Inc.	35.00	07/15	(6,848)
(49)	QUALCOMM, Inc.	72.50	06/15	(1,225)
(21)	QUALCOMM, Inc.	70.50	06/15	(1,932)
(40)	QUALCOMM, Inc.	72.50	07/15	(3,000)
(48)	Raytheon Co.	110.00	06/15	(576)
(16)	Raytheon Co.	105.00	06/15	(1,520)
(46)	Raytheon Co.	110.00	07/15	(1,679)
(18)	Schlumberger Ltd.	97.50	06/15	(216)
(37)	Schlumberger Ltd.	92.50	06/15	(3,311)
(170)	The Blackstone Group LP	42.00	06/15	(33,660)
(83)	The Blackstone Group LP	41.00	06/15	(24,194)
(29)	The Blackstone Group LP	43.50	06/15	(2,755)
(29)	The Blackstone Group LP	44.00	07/15	(3,393)
(27)	The Boeing Co.	160.00	06/15	(108)
(16)	The Boeing Co.	150.00	06/15	(224)
(19)	The Boeing Co.	155.00	07/15	(399)
(13)	The Boeing Co.	145.00	07/15	(2,262)
(53)	The Chubb Corp.	100.00	06/15	(1,696)
(37)	The Chubb Corp.	100.00	07/15	(2,275)
(18)	The Home Depot, Inc.	120.00	06/15	(90)
(37)	The Home Depot, Inc.	115.00	06/15	(1,443)
(19)	The Home Depot, Inc.	120.00	07/15	(532)
(16)	The Home Depot, Inc.	115.00	07/15	(1,792)
(40)	The Procter & Gamble Co.	85.00	06/15	(80)
(41)	The Procter & Gamble Co.	82.50	06/15	(164)
(26)	The Procter & Gamble Co.	82.50	07/15	(494)
(13)	The Walt Disney Co.	108.00	06/15	(3,393)
(13)	The Walt Disney Co.	115.00	06/15	(280)
(14)	The Walt Disney Co.	110.00	06/15	(2,520)
(21)	The Walt Disney Co.	114.00	06/15	(1,050)
(24)	The Walt Disney Co.	115.00	07/15	(2,112)
(26)	The Williams Cos., Inc.	53.00	06/15	(234)
(20)	The Williams Cos., Inc.	53.00	06/15	(310)
(105)	The Williams Cos., Inc.	55.00	06/15	(525)
(25)	The Williams Cos., Inc.	54.00	06/15	(338)
(75)	The Williams Cos., Inc.	55.00	07/15	(1,650)
(24)	Time Warner Cable, Inc.	155.00	06/15	(62,880)
(21)	United Parcel Service, Inc., Class B	100.00	06/15	(2,194)
(13)	United Parcel Service, Inc., Class B	97.50	06/15	(3,237)
(21)	United Parcel Service, Inc., Class B	103.00	06/15	(798)
(19)	United Parcel Service, Inc., Class B	105.00	07/15	(627)
(23)	United Parcel Service, Inc., Class B	100.00	07/15	(4,071)
(18)	United Technologies Corp.	118.00	06/15	(1,737)
(21)	United Technologies Corp.	120.00	06/15	(1,103)
(18)	United Technologies Corp.	121.00	06/15	(900)
(21)	United Technologies Corp.	117.00	06/15	(4,515)
(19)	United Technologies Corp.	120.00	07/15	(2,584)
(22)	UnitedHealth Group, Inc.	120.00	06/15	(4,950)
(19)	UnitedHealth Group, Inc.	125.00	07/15	(3,420)
(19)	UnitedHealth Group, Inc.	120.00	07/15	(7,372)
(27)	Verizon Communications, Inc.	51.00	06/15	(162)
(52)	Verizon Communications, Inc.	50.00	06/15	(1,664)
(53)	Verizon Communications, Inc.	50.50	06/15	(1,325)
(27)	Verizon Communications, Inc.	50.00	07/15	(1,377)
(74)	Verizon Communications, Inc.	50.00	07/15	(3,996)
(27)	Wal-Mart Stores, Inc.	76.00	07/15	(1,404)

(18)	WW Grainger, Inc.	250.00	06/15	(1,305)
(19)	WW Grainger, Inc.	260.00	07/15	(1,473)

Total Call Options Written (Premiums Received $(636,527))				(535,949)
Put Options Written - (0.3)%
(26)	Abbott Laboratories	48.00	06/15	(1,352)
(27)	Abbott Laboratories	47.00	06/15	(756)
(40)	Abbott Laboratories	45.00	06/15	(360)
(53)	Abbott Laboratories	44.00	06/15	(265)
(27)	Abbott Laboratories	47.00	07/15	(1,890)
(53)	Abbott Laboratories	46.00	07/15	(2,491)
(18)	ACE, Ltd.	110.00	06/15	(6,300)
(53)	ACE, Ltd.	105.00	06/15	(4,505)
(27)	ACE, Ltd.	105.00	07/15	(4,590)
(27)	Amgen, Inc.	145.00	06/15	(1,755)
(26)	Amgen, Inc.	152.50	06/15	(6,266)
(40)	Amgen, Inc.	150.00	07/15	(11,000)
(54)	Bank of America Corp.	16.50	06/15	(810)
(40)	Bank of America Corp.	16.50	06/15	(840)
(53)	Bank of America Corp.	15.50	06/15	(106)
(80)	Bank of America Corp.	16.00	06/15	(720)
(212)	Bank of America Corp.	15.00	06/15	(212)
(40)	Bank of America Corp.	16.00	07/15	(720)
(133)	Bank of America Corp.	16.00	07/15	(3,325)
(32)	Cardinal Health, Inc.	87.50	06/15	(3,200)
(18)	Cardinal Health, Inc.	85.00	06/15	(675)
(18)	Cardinal Health, Inc.	82.50	06/15	(270)
(18)	Cardinal Health, Inc.	80.00	06/15	(18)
(21)	Cardinal Health, Inc.	85.00	07/15	(2,257)
(67)	Chesapeake Energy Corp.	14.00	06/15	(3,450)
(40)	Chesapeake Energy Corp.	13.00	06/15	(800)
(213)	Chesapeake Energy Corp.	12.00	06/15	(1,704)
(80)	Chesapeake Energy Corp.	12.00	07/15	(2,000)
(107)	Chesapeake Energy Corp.	11.00	07/15	(1,391)
(27)	Chevron Corp.	104.00	06/15	(4,455)
(21)	Chevron Corp.	100.00	06/15	(1,449)

(19)	Chevron Corp.	104.00	06/15	(4,227)
(19)	Chevron Corp.	100.00	07/15	(2,546)
(21)	Cisco Systems, Inc.	27.50	07/15	(231)
(53)	Cisco Systems, Inc.	29.00	07/15	(3,286)
(53)	Cisco Systems, Inc.	28.00	07/15	(1,511)
(14)	CVS Health Corp.	100.00	06/15	(826)
(32)	CVS Health Corp.	95.00	06/15	(416)
(19)	CVS Health Corp.	97.50	07/15	(1,406)
(34)	Diageo PLC, ADR	110.00	06/15	(4,080)
(27)	Diageo PLC, ADR	105.00	06/15	(405)
(32)	Diageo PLC, ADR	110.00	07/15	(6,720)
(19)	E.I. du Pont de Nemours & Co.	72.50	06/15	(3,648)
(18)	E.I. du Pont de Nemours & Co.	70.00	06/15	(1,152)
(27)	E.I. du Pont de Nemours & Co.	67.50	06/15	(540)
(27)	E.I. du Pont de Nemours & Co.	67.00	06/15	(554)
(38)	E.I. du Pont de Nemours & Co.	67.50	07/15	(2,128)
(53)	EMC Corp.	26.00	06/15	(1,007)
(67)	EMC Corp.	25.00	06/15	(469)
(119)	EMC Corp.	24.00	06/15	(357)
(40)	EMC Corp.	26.00	06/15	(1,320)
(146)	EMC Corp.	25.00	07/15	(3,869)
(27)	Exelon Corp.	34.00	06/15	(1,890)
(21)	Exelon Corp.	31.00	07/15	(473)
(172)	Ford Motor Co.	15.00	06/15	(3,096)
(67)	Ford Motor Co.	15.00	06/15	(1,474)
(40)	Ford Motor Co.	15.00	07/15	(1,000)
(80)	Ford Motor Co.	15.00	07/15	(2,400)
(40)	General Electric Co.	27.00	06/15	(1,400)
(119)	General Electric Co.	26.00	06/15	(1,071)
(26)	General Electric Co.	26.00	06/15	(312)
(120)	General Electric Co.	26.00	07/15	(3,600)
(26)	Honeywell International, Inc.	100.00	06/15	(1,040)
(61)	Honeywell International, Inc.	97.50	06/15	(1,220)
(27)	Honeywell International, Inc.	100.00	07/15	(3,064)
(54)	Intel Corp.	32.00	06/15	(432)
(75)	Intel Corp.	31.00	06/15	(263)
(66)	Intel Corp.	30.00	06/15	(132)
(32)	Intel Corp.	30.50	06/15	(176)
(40)	Intel Corp.	32.00	07/15	(620)
(67)	Intel Corp.	30.00	07/15	(938)
(19)	International Paper Co.	48.00	06/15	(19)
(40)	International Paper Co.	51.00	06/15	(2,360)
(40)	International Paper Co.	50.00	06/15	(1,400)
(27)	International Paper Co.	50.00	07/15	(1,998)
(27)	Johnson & Johnson	98.00	06/15	(284)
(19)	Johnson & Johnson	98.50	06/15	(1,349)
(19)	Johnson & Johnson	97.50	06/15	(950)
(19)	Johnson & Johnson	100.00	07/15	(3,486)
(27)	Johnson & Johnson	97.50	07/15	(2,632)
(27)	JPMorgan Chase & Co.	65.00	06/15	(1,229)
(27)	JPMorgan Chase & Co.	61.00	06/15	(189)
(21)	JPMorgan Chase & Co.	65.50	06/15	(1,690)
(80)	JPMorgan Chase & Co.	60.00	06/15	(560)
(40)	JPMorgan Chase & Co.	63.50	06/15	(1,600)
(21)	JPMorgan Chase & Co.	62.50	07/15	(1,512)
(19)	JPMorgan Chase & Co.	60.00	07/15	(694)
(16)	Macy's, Inc.	62.50	06/15	(368)
(66)	Macy's, Inc.	60.00	06/15	(594)
(18)	Macy's, Inc.	64.00	07/15	(1,359)
(40)	Macy's, Inc.	62.50	07/15	(2,760)
(14)	McDonald's Corp.	96.50	06/15	(2,310)
(19)	McDonald's Corp.	94.50	06/15	(1,292)
(34)	McDonald's Corp.	90.00	06/15	(510)
(35)	McDonald's Corp.	92.50	07/15	(3,850)
(21)	Medtronic PLC	71.00	06/15	(504)
(40)	Medtronic PLC	72.50	06/15	(1,760)
(27)	Medtronic PLC	73.00	06/15	(1,485)
(19)	Medtronic PLC	71.00	06/15	(684)
(27)	Medtronic PLC	72.50	07/15	(2,443)
(27)	MetLife, Inc.	50.00	06/15	(378)
(64)	MetLife, Inc.	47.00	06/15	(480)
(27)	MetLife, Inc.	51.00	06/15	(1,485)
(26)	MetLife, Inc.	50.00	07/15	(1,495)
(27)	Mondelez International, Inc., Class A	38.00	06/15	(162)
(22)	Mondelez International, Inc., Class A	37.00	06/15	(22)
(21)	Mondelez International, Inc., Class A	35.00	06/15	(21)
(39)	Mondelez International, Inc., Class A	34.00	06/15	(39)
(53)	Mondelez International, Inc., Class A	38.00	07/15	(1,272)
(52)	NorthStar Asset Management Group, Inc.	22.50	06/15	(5,460)
(80)	NorthStar Asset Management Group, Inc.	20.00	06/15	(1,200)
(66)	NorthStar Asset Management Group, Inc.	17.50	06/15	(66)
(53)	NorthStar Asset Management Group, Inc.	20.00	07/15	(1,458)
(54)	NorthStar Realty Finance Corp. REIT	18.00	06/15	(1,620)
(264)	NorthStar Realty Finance Corp. REIT	17.00	06/15	(264)
(53)	NorthStar Realty Finance Corp. REIT	18.00	07/15	(2,120)
(21)	Occidental Petroleum Corp.	74.00	06/15	(1,008)
(27)	Occidental Petroleum Corp.	72.50	06/15	(783)
(21)	Occidental Petroleum Corp.	71.00	06/15	(693)
(32)	Occidental Petroleum Corp.	70.00	07/15	(1,168)
(66)	PepsiCo, Inc.	92.50	06/15	(3,036)
(67)	PepsiCo, Inc.	95.00	07/15	(11,725)
(37)	Pfizer, Inc.	33.00	06/15	(204)
(125)	Pfizer, Inc.	33.00	06/15	(1,000)
(52)	Pfizer, Inc.	33.50	06/15	(884)
(27)	Pfizer, Inc.	33.50	07/15	(689)
(106)	Pfizer, Inc.	33.00	07/15	(2,173)
(40)	QUALCOMM, Inc.	67.50	06/15	(2,280)
(18)	QUALCOMM, Inc.	62.50	06/15	(72)
(40)	QUALCOMM, Inc.	67.50	07/15	(4,600)
(21)	Raytheon Co.	105.00	06/15	(5,397)
(27)	Raytheon Co.	100.00	06/15	(1,620)
(40)	Raytheon Co.	100.00	07/15	(5,840)
(19)	Schlumberger Ltd.	87.50	06/15	(1,634)
(16)	Schlumberger Ltd.	85.00	06/15	(640)
(21)	Schlumberger Ltd.	86.00	06/15	(1,533)
(13)	Schlumberger Ltd.	85.00	07/15	(1,378)
(67)	The Blackstone Group LP	42.00	06/15	(1,407)
(40)	The Blackstone Group LP	39.00	06/15	(200)
(27)	The Blackstone Group LP	38.00	06/15	(108)
(39)	The Blackstone Group LP	37.00	06/15	(156)
(26)	The Blackstone Group LP	41.00	06/15	(442)
(27)	The Blackstone Group LP	40.00	06/15	(270)

(40)	The Blackstone Group LP	40.00	07/15	(1,120)
(16)	The Boeing Co.	140.00	06/15	(2,560)
(16)	The Boeing Co.	142.00	06/15	(4,816)
(27)	The Boeing Co.	140.00	06/15	(5,386)
(19)	The Boeing Co.	135.00	07/15	(3,040)
(40)	The Chubb Corp.	100.00	06/15	(10,820)
(18)	The Chubb Corp.	95.00	06/15	(711)
(23)	The Chubb Corp.	95.00	07/15	(2,300)
(18)	The Home Depot, Inc.	102.00	06/15	(144)
(36)	The Home Depot, Inc.	105.00	06/15	(1,296)
(35)	The Home Depot, Inc.	105.00	07/15	(3,342)
(18)	The Procter & Gamble Co.	79.00	06/15	(1,944)
(20)	The Procter & Gamble Co.	82.50	06/15	(8,260)
(35)	The Procter & Gamble Co.	80.00	06/15	(6,492)
(21)	The Procter & Gamble Co.	78.00	07/15	(2,184)
(19)	The Procter & Gamble Co.	80.00	07/15	(4,161)
(14)	The Walt Disney Co.	108.00	06/15	(966)
(18)	The Walt Disney Co.	100.00	06/15	(126)
(19)	The Walt Disney Co.	106.00	06/15	(1,007)
(19)	The Walt Disney Co.	105.00	07/15	(1,567)
(27)	The Williams Cos., Inc.	53.00	06/15	(5,319)
(27)	The Williams Cos., Inc.	48.50	06/15	(257)
(107)	The Williams Cos., Inc.	47.00	06/15	(1,552)
(27)	The Williams Cos., Inc.	46.00	06/15	(243)
(27)	The Williams Cos., Inc.	48.00	07/15	(1,350)
(40)	The Williams Cos., Inc.	50.00	07/15	(5,000)
(13)	Time Warner Cable, Inc.	125.00	06/15	(13)
(21)	United Parcel Service, Inc., Class B	92.50	06/15	(231)
(59)	United Parcel Service, Inc., Class B	97.50	07/15	(7,965)
(19)	United Technologies Corp.	115.00	06/15	(1,719)
(21)	United Technologies Corp.	110.00	06/15	(504)
(16)	United Technologies Corp.	114.00	06/15	(1,424)
(21)	United Technologies Corp.	115.00	07/15	(3,675)
(37)	UnitedHealth Group, Inc.	110.00	06/15	(851)
(16)	UnitedHealth Group, Inc.	105.00	06/15	(192)
(16)	UnitedHealth Group, Inc.	112.00	07/15	(16)
(19)	UnitedHealth Group, Inc.	110.00	07/15	(1,653)
(27)	Verizon Communications, Inc.	49.00	06/15	(743)
(53)	Verizon Communications, Inc.	48.00	06/15	(795)
(53)	Verizon Communications, Inc.	49.00	06/15	(2,385)
(27)	Verizon Communications, Inc.	48.00	07/15	(1,269)
(67)	Verizon Communications, Inc.	48.00	07/15	(3,551)
(27)	Wal-Mart Stores, Inc.	75.00	06/15	(4,050)
(16)	WW Grainger, Inc.	240.00	06/15	(5,920)
(19)	WW Grainger, Inc.	230.00	07/15	(5,605)

Total Put Options Written (Premiums Received $(463,768))	(364,108)

Total Written Options - (0.8)% (Premiums Received $(1,100,295))	$(900,057)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN MAY 31, 2015 (Unaudited)

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of May 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,414,968
Gross Unrealized Depreciation	(1,700,538)
Net Unrealized Depreciation	$(285,570)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,611,744	$-	$-	$1,611,744
Consumer Discretionary	5,985,304	-	-	5,985,304
Consumer Staples	6,336,595	-	-	6,336,595
Energy	4,903,023	-	-	4,903,023
Financials	9,072,754	-	-	9,072,754
Health Care	9,750,099	-	-	9,750,099
Industrials	9,324,959	-	-	9,324,959
Information Technology	4,420,153	-	-	4,420,153
Materials	2,132,848	-	-	2,132,848
Utilities	91,341	-	-	91,341
Money Market Fund	-	56,551,883	-	56,551,883
Total Investments At Value	$53,628,820	$56,551,883	$-	$110,180,703

Total Assets	$53,628,820	$56,551,883	$-	$110,180,703

Liabilities

Other Financial Instruments**

Written Options	$(438,888)	$(461,169)	$-	$(900,057)

Total Liabilities	$(438,888)	$(461,169)	$-	$(900,057)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 29, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 29, 2015